General accounting policies	12 Months Ended
Dec. 31, 2022
General accounting policies
General accounting policies

General accounting policies

Basis of preparation

The Consolidated Financial Statements have been prepared in accordance with UK-adopted International Accounting Standards (IAS) and with the requirements of the Companies Act 2006 as applicable to companies reporting under those standards. The Consolidated Financial Statements also comply fully with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). The Consolidated Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of certain financial assets and liabilities (including derivative instruments). Certain financial and equity instruments have been measured at fair value.

These consolidated financial statements as at and for the year ended 31 December 2022 were authorised for issue on 8 February 2024.

Consolidated financial statements of the Company for the year ended 31 December 2022, were initially authorised for issue on 16 March 2023, and included in the Company’s annual report on Form 20-F filed with the SEC on 4 April 2023. The Company is reissuing its consolidated financial statements for the year ended 31 December 2022 to (a) relabel “cash generated from operating activities” to “cash generated from operations” on the consolidated statements of cash flow; and (b) remove certain non-IFRS measures from Notes A1, A2, A12, C9 and C10 of these Consolidated Financial Statements. None of the adjustments impacted the consolidated balance sheet, consolidated statements of profit or loss and comprehensive income or the consolidated statement of changes in equity.

Climate change

The Group has updated its detailed review of expected climate change impacts on the business and its assets and liabilities to establish any adjustments required and what reporting is necessary in its Financial Statements for 2022 under a 1.5-2.0 degree pathway.

This process has been completed to ensure material accuracy of the financial reporting and that disclosure of relevant information complies with the requirements of IAS 1.

The process has involved a detailed review of material revenue segments, all balance sheet line items and each element of the Group’s commitment to reach net zero by 2040, to identify if any of these items is expected to be materially impacted in a negative or positive way by weather, legislative, societal or revenue/cost changes. The conclusions of this process have been reviewed and agreed by the Audit Committee on 8 December 2022.

The conclusion of the review was that, while there will undoubtedly be impacts on the Group, the highly disaggregated nature of the operations of the Group significantly reduces the risk profile to impacts from weather-related changes. The changes necessary to achieve net zero will not have a materially adverse impact on the cash flows of the Group and indeed, warmer climates may present some opportunities. Societal and legislative impacts are not considered to have a material impact on any one segment such that we need to break out reporting in a different way to previous years. Judgements are not considered to be significant, although clearly understanding of climate change is developing with time. The area with the most judgement is goodwill impairment testing and a description is given in Note B2 of the incremental processes undertaken to assess the climate change impact on the valuations. Management review has concluded that there is no material impact and that no further disclosure is required.

Going concern

The Directors have prepared Board-approved cash flow forecasts that demonstrate that the Group has sufficient liquidity to meet its obligations as they fall due for the period of at least 12 months from the date of approval of these Financial Statements.

Additionally, the Directors have assessed severe but plausible downside scenarios. The downside scenarios include a revenue decline of 20% against base budget for six months or for 12 months, and a one off ‘shock’ in the form of a cash loss of £200m. All of these scenarios are considerably worse than the actual impact of the COVID-19 pandemic in 2020. Were the Group to need to access additional funds it would be able to manage cash outflows through cost savings, adjusting the level of M&A activity and/or dividends paid, which are all within the Group’s control.

The Directors have therefore concluded that the Group will have sufficient liquidity to continue to meet its liabilities as they fall due for this period and therefore have prepared the Financial Statements on a going concern basis.

Consolidation

(a)Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it (i) has power over the entity; (ii) is exposed or has rights to variable returns from its involvement with the entity; and (iii) has the ability to affect those returns through its power over the entity. The Group reassesses whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of these three elements of control.

The Financial Statements of subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date that control ceases. Inter-company transactions, balances, and gains and losses on transactions between Group companies are eliminated on consolidation. When less than 100% of the issued share capital of a subsidiary is acquired, and the acquisition includes an option to purchase the remaining share capital of the subsidiary, the anticipated acquisition method is applied where judged appropriate to do so. The judgement is based on the risks and rewards associated with the option to purchase, meaning that no non-controlling interest is recognised. A liability is carried on the balance sheet equal to the fair value of the option to purchase. This is revised to the fair value at each reporting date with differences being recorded in equity.

Where the Group ceases to have control of a subsidiary, the assets and liabilities are derecognised along with any related non-controlling interest and other components of equity. Any resulting gain or loss is recognised in the income statement. Any interest retained in the former subsidiary is measured at fair value when control ceases. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Losses applicable to the non-controlling interests in a subsidiary are allocated to the non-controlling interests, which may cause the non-controlling interests to have a deficit balance. Consideration in excess of net identifiable assets acquired in respect of non-controlling interests in existing subsidiary undertakings is taken directly to equity.

(b)Associates

Associates are those entities in which the Group has significant influence over the financial and operating policies, but not control. Significant influence is usually presumed to exist when the Group holds between 20% and 50% of the voting power of another entity.

Associates are accounted for using the equity method and are initially recognised at cost. The Group’s investment includes goodwill identified on acquisition, net of any accumulated impairment losses. The Consolidated Financial Statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an investee.

Gains and losses on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates.

Foreign currency translation

(a)Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The Consolidated Financial Statements are presented in sterling, which is the functional currency of Rentokil Initial plc.

(b)Group companies

The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)assets and liabilities for each balance sheet presented are translated at the closing rate at the date of the balance sheet;
(ii)income and expenses for each income statement are translated at average exchange rates; and
(iii)all resulting exchange differences are recognised as a separate component of equity.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities, and of borrowings and other currency instruments designated as hedges of such investments or deemed to be quasi-equity, are taken to other comprehensive income. When a foreign operation is sold, such exchange differences are recognised in the income statement as part of the gain or loss on sale.

(c)Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, or from the translation of monetary assets and liabilities denominated in foreign currencies at reporting period end exchange rates, are recognised under the appropriate heading in the income statement; except when deferred in equity as qualifying net investment hedges or where certain intra-group loans are determined to be quasi-equity (normally not expected to be repaid).

(d)Financial reporting in hyperinflationary economies

With effect from 1 May 2022 the Group purchased Ecotec Interocéanica S.A., a company which has operations in Argentina and uses the Argentine peso as its functional currency. The Argentinian economy was designated as hyperinflationary from July 2018. As a result, application of IAS 29 Financial Reporting in Hyperinflationary Economies has been applied for the Argentinian subsidiary, from the date of acquisition.

During 2022, Turkey, a country in which the Group has operated for many years, was designated as hyperinflationary. The Group also has operations in Lebanon which remains hyperinflationary.

The IAS 29 rules are applied as follows:

(i)	adjustment of the income statement at the end of the reporting period using the change in general price index;
(ii)	adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date; and
(iii)	adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.

Consumer Price Indices have been used for the relevant hyperinflationary adjustments. The indices used for these adjustments are as follows:

Country	Index at 1 January 2022		Index at 31 December 2022
Argentina	716.94	[1]	1,134.59
Lebanon	921.40		2,045.46
Turkey	686.95		1,128.45

1.Index from effective date of 1 May 2022.

Financial instruments

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the relevant instrument, and derecognised when it ceases to be a party to such provisions. Note C5 discusses accounting for financial instruments.

Financial assets

The Group classifies its financial assets depending on the purpose for which the financial assets were acquired. At initial recognition the Group carries out a solely payment of principal and interest (SPPI) test and a business model test to establish the classification and measurement of its financial assets. Financial assets are classified in the following categories:

(a)Amortised cost

Financial assets under this classification are non-derivative financial assets held to collect the contractual cash flows until maturity and the cash flows are SPPI. Assets measured at amortised cost include trade and other receivables, cash and cash equivalents (excluding money market funds which are classified as fair value through profit and loss) and other investments.

(b)Fair value through other comprehensive income (FVTOCI)

These are non-derivative financial assets which can be for sale with cash flows that are SPPI. These assets are measured at fair value and changes to market values are recognised in other comprehensive income. The Group has no assets classified under this category.

(c)Fair value through profit and loss (FVTPL)

Financial assets under this classification are assets that cannot be classified in any of the other categories. These assets are measured at fair value and changes to market values are recognised in profit and loss.

Financial liabilities

All financial liabilities are stated at amortised cost using the effective interest rate method except for derivatives, which are classified as held for trading (except where they qualify for hedge accounting) and are held at fair value.

Financial liabilities held at amortised cost include trade payables, deferred consideration and borrowings.

Sources of estimation uncertainty and significant accounting judgements

The use of estimates, assumptions and judgements in the application of the Group’s accounting policies is explained below, with major sources of estimation uncertainty and significant judgements separately identified.

Assumptions and estimation uncertainties

The Group makes estimates and assumptions concerning the future. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates and revisions to estimates are recognised prospectively. Sensitivities to the estimates and assumptions are provided, where relevant, in the notes to the Financial Statements.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are listed below (please refer to the relevant notes for further detail):

(a) Termite damage claim provisions

With the acquisition of Terminix in October 2022, the Group assumed a liability for termite damage claims, based on customers existing at the acquisition date, for which a provision has been estimated. The liability arises where termite prevention treatments have been ineffective, resulting in damage to property. The assumptions used to estimate the historical termite damage claim provisions are based on an assessment of the volume and value of future claims (based on historical information), customer churn rate and discount rates. An additional provision is recognised for all new customers after the acquisition date upon commencement of the contract, based on the estimated average claim cost per customer over the lifetime of the contract. The trend of volume and value of claims will be monitored and reviewed over time and as such the value of the provisions are also likely to change. Sensitivity analysis is provided in Note A6.

(b) Provisions for uncertain tax positions

The Group holds significant provisions for uncertain tax positions on the basis of amounts expected to be paid to the tax authorities. The Group’s current tax liabilities reflect management’s best estimate of the future amounts of corporation tax that will be settled. However the actual outcome could be significantly different to the estimate made, as the ultimate tax liability cannot be known until a resolution has been reached with the relevant tax authority, or the issue becomes time barred. Note A13 discusses in detail why the provisions are taken and explains the estimation uncertainty; however management considers it to be impracticable to disclose the extent of the possible effects of assumptions made.

Significant accounting judgements

Judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the Financial Statements are discussed below:

(a) Useful economic life of brands

The Terminix US brand, acquired in October 2022, has been assessed as having an indefinite useful life. Prior to this acquisition all brands were considered by management to have finite useful lives. Indefinite-lived assets do not get amortised and therefore if management had judged that the Terminix brand had a finite life then there would be a significant amortisation expense recognised annually in the income statement. The Terminix brand has been valued at £1,292m, which based on a typical 15-year life would result in a £86m annual amortisation charge.

Other accounting estimates

The Consolidated Financial Statements include other areas of accounting estimates that do not meet the definition under IAS 1 of significant accounting estimates or accounting judgements. The recognition and measurement of certain material assets and liabilities are based on assumptions and/or are subject to longer-term uncertainties as follows:

(a) Impairment of goodwill and other assets

The annual review for potential impairment of goodwill and other indefinite-lived intangible assets is primarily based on a value-in-use model. This model uses discounted cash flows to assess whether the goodwill carrying value can be supported or whether impairment is required. The model uses the following assumptions about the future:

●	Revenue growth rate
●	Operating profit margin
●	Discount rate
●	Long-term growth rate (inflation)

If the actual outcome is different to the estimated performance, or there is an unfavourable movement in the timing or amount of any of the assumptions used, this could lead to a material adjustment to the carrying amount of the asset within the next financial year. Note B2 explains the impairment review process undertaken in the year.

(b) Self-insurance provisions

The Group self-insurance provision increased significantly through the acquisition of Terminix in October 2022. Self-insurance provisions are valued annually by external actuaries. Although the carrying value of the provision is significant, it is not expected that there would be any change to assumptions that would cause a significant adjustment to the carrying value in the next financial year and any impact would be expected to crystallise over the long term. Self-insurance provisions are disclosed in Note A6.

(c) Put options

In 2017, the Group acquired 57% of the share capital in PCI India. The remaining 43% is subject to put options where the seller may require the Group to purchase the remaining shares in stages over a fixed term between 2023 and 2027. The Group recognised a put option liability for the anticipated acquisition of these shares in contingent consideration, and any movements in the carrying value are recognised through equity. The put options are valued at £45m, but any changes to the assumptions would not have a material effect on this valuation. Put option liabilities are disclosed in Note A5.

Standards, amendments and interpretations to published standards that are mandatorily effective for the current year

Except as described below, the accounting policies applied in these Financial Statements are the same as those applied in the Group’s Consolidated Financial Statements for the year ended 31 December 2021.

The Group has adopted the following new standards and amendments to standards, including any consequential amendments to other standards, with effect from 1 January 2022:

●	amendments to IAS 16 Property, Plant and Equipment;
●	amendments to IFRS 3 Reference to the Conceptual Framework;
●	amendments to IAS 37 Onerous Contracts; and
●	annual improvements to IFRS Standards 2018-2020.

The application of these amendments has had no material impact on the disclosures of the amounts recognised in the Group’s Consolidated Financial Statements. Consequently, no adjustment has been made to the comparative financial information at 31 December 2021.

Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for 31 December 2022 reporting periods and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.